Cover	12 Months Ended
Jun. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (this “Amendment No. 1”) to our Annual Report on Form 20-F (the “Original Filing”) for the sole purpose of amending Item 18 of the Original Filing to amend the auditor’s opinion located on page F-2 of this Amendment No. 1. For clarity, the audited financial statements as of and for the fiscal years ended June 30, 2025, 2024, and 2023 included in this Amendment No. 1 are unchanged from the audited financial statements included in the Original Filing. In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2. Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Filing nor does this Amendment No. 1 reflect any events that have occurred after the Original Filing was filed.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41990
Entity Registrant Name	Mobile-health Network Solutions
Entity Central Index Key	0001976695
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Venture Drive
Entity Address, Address Line Two	#07-06/07 Vision Exchange
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	MNDR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	885,796
Entity Listing, Par Value Per Share | $ / shares	$ 0.00016
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	JWF Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	7095
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2 Venture Drive
Entity Address, Address Line Two	#07-06/07 Vision Exchange
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
City Area Code	+65
Local Phone Number	6222 5223
Contact Personnel Name	Mr. Siaw Tung Yeng